Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2012
Prospectus Date	rr_ProspectusDate	Apr. 27, 2012
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I Columbia Strategic Investor Fund (the "Fund") Supplement dated April 27, 2012 to the Fund's prospectuses dated January 1, 2012
(Columbia Strategic Investor Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock	Principal Investment Strategies. The fifth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factor:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  a security's current yield; a company's dividend growth capability (a company's financial statements and management's ability to increase the dividend if it chooses to do so), dividend history, dividend payout ratio, and free cash flow sustainability.